Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Carrying Amount	$ 2,538	$ 3,621
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	2,538	3,621
Equity Method Investments [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Carrying Amount	13,196	7,191
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 13,196	$ 7,191